Research and Development Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Analysis Of Income And Expense [Abstract]
Research and Development Expense
Note 4 — Research and Development Expense
Research and development expense consisted of the following items for the six months ended June 30:

	2023	2022
Clinical expenses	(44,256)	(21,026)
Non-clinical expenses	(1,837)	(1,264)
Personnel expense	(13,708)	(1,869)
Manufacturing costs	(12,633)	(6,001)
Regulatory expenses	(394)	(381)
Other R&D costs	(45)	(47)

Total research and development expenses	(72,873)	(30,588)

Note 6 — Research and Development Expense
Research and development expense consisted of the following items for the years ended December 31:

	2022	2021	2020
Clinical expenses	(56,795)	(10,842)	(1,450)
Non-clinical expenses	(2,802)	(974)	(41)
Personnel expense (see Note 8)	(6,752)	(3,363)	(994)
Manufacturing costs	(14,850)	(8,338)	(1,236)
Regulatory expenses	(901)	(1,452)	(141)
Other R&D costs	(130)	(63)	(183)

Total research and development expenses	(82,230)	(25,032)	(4,045)